Warrants (Details) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2022	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Oct. 29, 2021	Mar. 05, 2021	Mar. 11, 2016
Warrants (Details) [Line Items]
Issuance of warrants	169,309
Warrants net exercised					404,961
Common stock, shares issued			136,681
Credit agreement		1,500,000
Warrants Equity Amount (in Dollars)		$ 800
Aggregate warrant intrinsic value (in Dollars)		$ 1,900,000		$ 1,900,000
Exercise Price of Warrant (in Dollars per share)		$ 6.53		$ 6.53
Warrants issued		404,961
Warrant [Member]
Warrants (Details) [Line Items]
Warrants net exercised			141,970
Expire term		5 years				10 years
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants net exercised		8,625,000
Private Placement [Member]
Warrants (Details) [Line Items]
Warrants net exercised		6,125,000
IPO [Member]
Warrants (Details) [Line Items]
Expire term							10 years
Issuance term		5 years
Horizon Loan [Member]
Warrants (Details) [Line Items]
Warrants net exercised		294,725
Common Warrants Seven [Member]
Warrants (Details) [Line Items]
Number of contingent warrants outstanding		144,377		321,943